Derivatives Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Derivative Liabilities [Abstract]
Disclosure of detailed information about in derivative assets liabilities explanatory
The following table presents the various derivatives assets as at December 31, 2021 and 2020

	December 31, 2021	December 31, 2020

Prepayment option embedded derivatives	$-	$162

Currency derivative contract	731	-

Current portion of embedded derivatives	44	23

Total	$775	$185

Disclosure of inormation about amounts that affected statement of comprehensive income as result of hedge accounting

The following table presents amounts recognized in the Consolidated Statement of Comprehensive Income (Loss) for the years ended December 31, 2021 and 2020:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

Gain on currency derivative contract	$61	$158

Loss on prepayment option embedded derivative	(128)	(31)

Total	$(67)	$127